Information for Revenue from External Customers by Destination and Long-Lived Assets Based on Physical Location (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Net sales	¥ 1,280,054	¥ 1,190,870	¥ 1,266,924
Property, Plant and Equipment, Net	268,824	260,537	247,754
Japan
Segment Reporting Information [Line Items]
Net sales	574,202	559,344	559,883
Property, Plant and Equipment, Net	182,987	187,566	185,969
Asia
Segment Reporting Information [Line Items]
Net sales	235,520	205,469	215,913
Property, Plant and Equipment, Net	45,585	35,545	29,293
Europe
Segment Reporting Information [Line Items]
Net sales	198,868	204,887	210,131
Property, Plant and Equipment, Net	19,623	18,725	14,974
United States of America
Segment Reporting Information [Line Items]
Net sales	215,032	166,706	220,706
Property, Plant and Equipment, Net	14,293	12,787	11,164
Other Countries
Segment Reporting Information [Line Items]
Net sales	56,432	54,464	60,291
Property, Plant and Equipment, Net	¥ 6,336	¥ 5,914	¥ 6,354